Securities - Schedule of Securities Classified as Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	$ 111,330	$ 66,118
Gross Unrealized Gains	19	13
Gross Unrealized Losses	(1,681)	(187)
Available for sale securities, fair value	109,668	65,944
Federal Home Loan Bank Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	3,000	15,074
Gross Unrealized Gains	2	6
Gross Unrealized Losses		(6)
Available for sale securities, fair value	3,002	15,074
U.S. Government Enterprise and Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	15,347	14,037
Gross Unrealized Gains	5	7
Gross Unrealized Losses	(99)	(37)
Available for sale securities, fair value	15,253	14,007
Agency Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	92,983	37,007
Gross Unrealized Gains	12
Gross Unrealized Losses	(1,582)	(144)
Available for sale securities, fair value	$ 91,413	$ 36,863